Basis of measurement	12 Months Ended
Dec. 31, 2023
Basis of measurement
Basis of measurement
7	Basis of measurement

The consolidated financial statements have been prepared based on the historical cost basis, except for derivative financial instruments, non-derivatives financial instruments, contingent consideration assumed in a business combination and liabilities for cash-settled shared-based payment arrangements which are measured at fair value at each reporting date.